CREDIT FACILITIES	12 Months Ended
Dec. 31, 2022
Credit Facilities
CREDIT FACILITIES

12. CREDIT FACILITIES

Short term loans - banks

Outstanding balances on short-term bank loans consisted of the following:

Institute		Interest	Collateral/ December 31,		December 31,
name	Maturities	rate	Guarantee	2022	2021
China Merchants Bank	October 2014*	7.50%	Guarantee by 26 property rights	$788,119	$860,915
Xiamen Rural Commercial Bank	February 2023	6.58%	Guarantee by 14 property rights	473,825	—

Total				$1,261,944	$860,915

*	The short term loan with Industrial bank which should be repaid in 2014 was overdue result in an increase in interest from 7.50% to 11.25% per annual. The case is now under litigation and the guaranteed property is in auction which proceeds from will repay the loan and interests overdue.

Long term loans - banks

Outstanding balances on long-term third party loans consisted of the following:

		Interest	Collateral/	December 31,	December 31,
Institute name	Maturities	rate	Guarantee	2022	2021
Xiamen Rural Commercial Bank	February 2023	6.58%	Guarantee by	—	517,590
			14 property rights

Total				$—	$517,590

Interest expense pertaining to the above short-term and long-term loans for the years ended December 31, 2022, 2021 and 2020 amounted to $331,277, $398,963 and $248,103, respectively.